Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Inventories Abstract
Balance at beginning	R$ (1,212)	R$ (4)
Provision for recoverable value of agricultural products, net	883	(1,655)
Realization as cost of sales	325	447
Balance at ending	R$ (4)	R$ (1,212)